FAIR VALUE DISCLOSURES	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
10.	FAIR VALUE DISCLOSURES

The following were the face values, carrying amounts and fair values of the Company’s financial instruments as of December 31, 2019 and 2018, which carrying amounts do not approximate the fair values (in thousands):

	December 31, 2019			December 31, 2018
	Face Value	Carrying Amount	Fair Value	Face Value	Carrying Amount	Fair Value
Financial assets:
Real estate debt securities (1)	$—	$—	$—	$13,000	$10,859	$10,859
Financial liabilities:
Notes and bond payable	$453,334	$451,743	$455,849	$403,802	$400,470	$407,449
Pacific Oak SOR (BVI) Holdings, Ltd. Series A Debentures	$224,746	$221,920	$229,877	$259,516	$255,002	$255,814

(1)	Carrying amount of real estate debt securities includes other-than-temporary impairment.

Disclosure of the fair value of financial instruments is based on pertinent information available to the Company as of the period end and requires a significant amount of judgment. This has made the estimation of fair values difficult and, therefore, both the actual results and the Company’s estimate of value at a future date could be materially different.

As of December 31, 2019, the Company measured the following assets at fair value (in thousands):

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Recurring Basis:
Real estate equity securities	$81,439	$81,439	$—	$—
Asset derivative-interest rate caps	$12	$—	$12	$—
Liability derivative-foreign currency collar	$(179)	$—	$(179)	$—

As of December 31, 2018, the Company measured the following assets at fair value (in thousands):

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Recurring Basis:
Real estate equity securities	$73,876	$73,876	$—	$—
Asset derivative – interest rate caps	$34	$—	$34	$—
Liability derivative – foreign currency collar	$(4,393)	$—	$(4,393)	$—

9.	FAIR VALUE DISCLOSURES

The following were the face values, carrying amounts and fair values of the Company’s financial instruments as of March 31, 2020 and December 31, 2019, which carrying amounts do not approximate the fair values (in thousands):

	March 31, 2020			December 31, 2019
	Face Value	Carrying Amount	Fair Value	Face Value	Carrying Amount	Fair Value
Financial liabilities (Level 3):
Notes and bond payable	$468,901	$467,585	$461,509	$453,334	$451,743	$455,849
Financial liabilities (Level 1):
Pacific Oak SOR (BVI) Holdings, Ltd. Series A Debentures	$164,065	$161,618	$147,194	$224,746	$221,920	$229,877
Pacific Oak SOR (BVI) Holdings, Ltd. Series B Debentures	$71,601	$69,485	$60,489	$—	$—	$—

Disclosure of the fair value of financial instruments is based on pertinent information available to the Company as of the period end and requires a significant amount of judgment. This has made the estimation of fair values difficult and, therefore, both the actual results and the Company’s estimate of value at a future date could be materially different.

As of March 31, 2020, the Company measured the following assets at fair value (in thousands):

	Total	Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Recurring Basis:
Real estate equity securities	$64,024	$64,024	$—	$—
Asset derivative – interest rate caps	$26	$—	$26	$—
Asset derivative – foreign currency collars	$8,852	$—	$8,852	$—

As of December 31, 2019, the Company measured the following assets and liabilities at fair value (in thousands):

	Total	Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Recurring Basis:
Real estate equity securities	$81,439	$81,439	$—	$—
Asset derivative – interest rate caps	$12	$—	$12	$—
Liability derivative – foreign currency collar	$(179)	$—	$(179)	$—